Schedule of Reconciliation Between Tax on Earnings Before Income and Tax Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss (Profit) before taxes on income	₪ (18,734)	₪ 38,308	₪ 6,566
tax rate	23.00%	23.00%	23.00%
Total tax benefit (expense) at applicable tax rate	₪ (4,309)	₪ 8,811	₪ 1,510
Nondeductible (losses) gains on financial assets	419	8,555	18,390
Nondeductible Share-based payment	1,484	(2,302)	15,648
Tax losses for which deferred taxes were not created	2,709	(217)	(4,906)
Other permanent differences	(2,520)	5	(19)
Income tax benefit (expense)	₪ (11,441)	₪ 2,268	₪ 673